SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	3 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	10,759,583	9,547,185
Number of stock options, granted (in shares) | shares	0	1,543,793
Number of stock options, forfeited (in shares) | shares	(25,248)	0
Number of stock options, outstanding, end of year (in shares) | shares	10,734,335	11,090,978
Number of stock options, outstanding, end of year (in shares) | shares	9,243,264	7,755,107
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share) | $ / shares	$ 1.65	$ 2.11
Weighted average exercise price of stock options granted (in CA$ per share) | $ / shares	0	2.75
Weighted average exercise price of stock options forfeited (in CA$ per share) | $ / shares	2.75	0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share) | $ / shares	1.65	2.20
Weighted average exercise price of stock options exercisable, end of year (in CA$ per share) | $ / shares	$ 1.32	$ 1.35